Note 10 - Other Expenses - Schedule of Other Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Intermediated Money Transaction Tax*	[1]	$ 1,266		$ 1,378	$ 799
COVID-19 donations		0		0	74
Community and social responsibility cost		1,504		898	1,167
Impairment loss recognised in profit or loss, property, plant and equipment		877		8,209	498
Impairment of exploration and evaluation assets (note 17)		0		467	3,837
Impairment Solar - VAT and duty receivables (note 21)		720		0	0
Bilboes pre-acquisition cost @	[2]	0		830	0
Expected credit losses on deferred consideration on the disposal of subsidiary		0		0	761
Other expenses		$ 4,367	[3]	$ 11,782	$ 7,136

[1]	Intermediated Money Transfer Tax ("IMTT”) is tax chargeable in Zimbabwe on transfer of physical money, electronically or by any other means, between two or more persons. IMTT is levied at a rate of 2% on RTGS$ denominated transactions and 1% on local foreign currency denominated transactions and outbound foreign payments.
[2]	Cost incurred by CHZ between the effective date ( August 1, 2022) and the commencement date of the oxide mining operations ( December 1, 2022) relating to administration and other general costs. These costs were incurred to maintain the operational integrity of the oxide mine and do not relate to direct costs of bringing the oxide mine to the location and condition necessary for it to be capable of operating in the manner intended by CHZ.
[3]	Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.